Exhibit 99.7 Schedule 3

TPR Firm:		Report Date:	7/9/2026
Client Name:	PRP-Annex VI AIV, LLC	Report:	Exception Report
Deal Name:	PRPM 2026-NQM3	Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	161164	C	A	C	A	A	A	A	A	Closed	FCRE1151	2025-12-23 15:49	2026-01-09 10:16	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received fully executed and recorded Quit Claim Deeds to satisfy title item #6. - Due Diligence Vendor-01/09/2026
Ready for Review-Document Uploaded.  - Buyer-01/09/2026
Counter-Lender commentary received - Agree recorded copy is not needed, however the signed and notarized copy is needed to satisfy the condition. - Due Diligence Vendor-12/30/2025
Ready for Review-We will not have the recorded QCD back until we receive the final XXX policy.  We conditioned for this to be signed and recorded.  Please clear this as presented as we will get this once the final XXX Policy becomes available.  Please escalate if needed as we need this cleared this week, thank you  - Buyer-12/29/2025
Open-Unsatisfactory Chain of Title provided Missing evidence title item #6 was resolved. Copy of executed Quitclaim Deed from XXX and spouse, to XXX, a married free trade to be recorded prior to mortgage. QC deed provided is incomplete and unsiged. - Due Diligence Vendor-12/23/2025	Resolved-Received fully executed and recorded Quit Claim Deeds to satisfy title item #6. - Due Diligence Vendor-01/09/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 640		_tmp_XXX.pdf _tmp_XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A